Employee Benefit Plans (Amounts Recognized in AOCI and Regulatory Assets) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Change in AOCI and Regulatory Assets
Beginning Balance	$ 12,088	$ 11,441
Ending Balance	13,291	12,088
Regulatory assets	3,427	3,105
Defined benefit pension plans
Change in AOCI and Regulatory Assets
Beginning Balance	61
Amortized in current period	3	1
Ending Balance	(9)	61
Actuarial (gains) losses	(17)	53
Past service gains	0	0
Deferred income tax expense (recovery)	8	8
AOCI, net of tax	(9)	61
Regulatory assets	363	324
AOCI, net of tax and regulatory assets	354	385
Defined benefit pension plans | Regulatory | Assets
Change in AOCI and Regulatory Assets
Beginning Balance	324
Amortized in current period	(9)
Current year additions (reductions)	19
Change in FX rate	29
Ending Balance	363	324
Defined benefit pension plans | Actuarial (gains) losses
Change in AOCI and Regulatory Assets
Beginning Balance	53
Amortized in current period	(3)
Current year additions (reductions)	(67)
Change in FX rate	0
Ending Balance	(17)	53
Defined benefit pension plans | Past service costs (gains)
Change in AOCI and Regulatory Assets
Beginning Balance	0
Amortized in current period	0
Current year additions (reductions)	0
Change in FX rate	0
Ending Balance	0	0
Non-pension Benefit Plans
Change in AOCI and Regulatory Assets
Beginning Balance	(9)
Amortized in current period	(2)	(3)
Ending Balance	(7)	(9)
Actuarial (gains) losses	(8)	(8)
Past service gains	0	(2)
Deferred income tax expense (recovery)	1	1
AOCI, net of tax	(7)	(9)
Regulatory assets	29	29
AOCI, net of tax and regulatory assets	22	20
Non-pension Benefit Plans | Regulatory | Assets
Change in AOCI and Regulatory Assets
Beginning Balance	29
Amortized in current period	2
Current year additions (reductions)	(5)
Change in FX rate	3
Ending Balance	29	29
Non-pension Benefit Plans | Actuarial (gains) losses
Change in AOCI and Regulatory Assets
Beginning Balance	(8)
Amortized in current period	1
Current year additions (reductions)	(1)
Change in FX rate	0
Ending Balance	(8)	(8)
Non-pension Benefit Plans | Actuarial (gains) losses | Assets
Change in AOCI and Regulatory Assets
Amortized in current period	2
Current year additions (reductions)	0
Change in FX rate	0
Non-pension Benefit Plans | Past service costs (gains)
Change in AOCI and Regulatory Assets
Beginning Balance	(2)
Amortized in current period	(2)
Current year additions (reductions)	0
Change in FX rate	0
Ending Balance	$ 0	$ (2)